Annual Total Returns (Bar Chart) (Invesco Basic Balanced Fund, Class A, Invesco Basic Balanced Fund)	12 Months Ended
May 02, 2011
Invesco Basic Balanced Fund | Class A, Invesco Basic Balanced Fund
Annual Total Return
'02	(10.97%)
'03	22.35%
'04	6.89%
'05	4.85%
'06	10.67%
'07	2.46%
'08	(38.72%)
'09	34.88%
'10	7.73%